STEIN ROE SMALL CAP ASIAN TIGER FUND
                              Class A, B, C Shares

              Supplement to Prospectus and Statement of Additional
                      Information dated January 1, 2000

Pursuant to the Board of Trustees approval, effective May 1, 2000, the Fund will change its name to Stein Roe Small Cap Tiger Fund.

Pursuant to the Board of Trustees approval, effective May 1, 2000, the Fund will change its class names to Class A, Class B and Class C.

735-36/236B-0400                                                 May 1, 2000